UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2017

WESTERN ASSET

PRIME OBLIGATIONS

MONEY MARKET FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Prime Obligations Money Market Fund for the period since the Fund’s inception on September 29, 2016 through February 28, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2017

II	Western Asset Prime Obligations Money Market Fund

Investment commentary

The Investment Commentary covers the Fund’s initial reporting period (the Fund’s inception on September 29, 2016 through February 28, 2017).

Economic review

The pace of U.S. economic activity fluctuated during the period from the Fund’s inception on September 29, 2016 through February 28, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that second quarter 2016 U.S. gross domestic product (“GDP”)i growth was 1.4%. GDP growth for the third quarter of 2016 was 3.5%, the strongest reading in two years. The U.S. Department of Commerce’s final reading for fourth quarter 2016 GDP growth — released after the reporting period ended — was 2.1%. The deceleration in growth reflected downturns in exports and federal government spending, along with an acceleration in imports and lower nonresidential fixed investment.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on February 28, 2017, the unemployment rate was 4.7%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In February 2017, 23.8% of Americans looking for a job had been out of work for more than six months, versus 24.9% when the period began.

Western Asset Prime Obligations Money Market Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017 (after the reporting period ended). At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. elections given expectations for improving growth and higher inflation. All told, short- and long-term Treasury yields moved higher overall during the reporting period. Two-year Treasury yields began the reporting period at 0.73% — their low for the period — and ended the period at 1.22%. Their peak of 1.29% took place on December 15, 2016. Ten-year Treasury yields began the reporting period at 1.56% — their low for the period — and ended the period at 2.36%. Their high of 2.60% occurred on both December 15 and December 16, 2016.

Q. What factors impacted money market yields during the reporting period?

A. While the Fed raised rates in December 2016, the yields available from money market securities remained extremely low during the reporting period.

Performance review

As of February 28, 2017, the seven-day current yield for Class A shares of Western Asset Prime Obligations Money Market Fund was 0.43% and the seven-day effective yield, which reflects compounding, was 0.43%.1

Western Asset Prime Obligations Money Market Fund Yields as of February 28, 2017 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class A	0.43%	0.43%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

IV	Western Asset Prime Obligations Money Market Fund

be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class A shares would have been 0.16%.

The manager has voluntarily undertaken to limit fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2017

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity. The Fund will be more susceptible to negative events affecting the worldwide financial services sector as a significant portion of its assets may be invested in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

Western Asset Prime Obligations Money Market Fund	V

Investment commentary (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

VI	Western Asset Prime Obligations Money Market Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of February 28, 2017. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2016 and held for the six months ended February 28, 2017, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[4]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[5]
Class A	0.14%	$1,000.00	$1,001.40	0.45%	$1.88	Class A	5.00%	$1,000.00	$1,022.56	0.45%	$2.26

2	Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report

[1]	For the period September 29, 2016 (inception date) to February 28, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (152), then divided by 365.

[4]	For the six months ended February 28, 2017.

[5]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

February 28, 2017

Western Asset Prime Obligations Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.1%
Certificates of Deposit — 33.1%
Abbey National Treasury Services PLC	0.670%	3/1/17	$6,000,000	$6,000,000
Bank of Montreal	0.670%	3/2/17	1,000,000	1,000,000
Bank of Montreal	1.080%	3/16/17	2,000,000	2,000,000
Bank of Montreal	1.080%	4/4/17	1,000,000	1,000,000
Bank of Montreal	1.166%	6/7/17	2,000,000	1,999,994	(a)
Bank of Nova Scotia	1.382%	3/17/17	1,000,000	1,000,068	(a)
Bank of Tokyo-Mitsubishi UFJ NY	1.398%	4/25/17	2,000,000	2,000,000	(a)
BNP Paribas NY Branch	1.281%	5/15/17	1,000,000	1,000,000	(a)
BNP Paribas NY Branch	1.227%	7/6/17	1,000,000	1,000,000	(a)
Citibank N.A.	1.000%	3/28/17	1,500,000	1,500,000
Citibank N.A.	1.100%	4/21/17	1,000,000	1,000,096
Credit Suisse NY	1.478%	5/1/17	1,500,000	1,500,000	(a)
Credit Suisse NY	1.472%	7/10/17	1,000,000	1,000,000	(a)
DnB NOR Bank ASA	0.660%	3/3/17	2,000,000	2,000,000
KBC Bank NV	1.050%	3/6/17	4,200,000	4,200,066
Landesbank Hessen-Thuringen	0.680%	3/6/17	2,000,000	2,000,000
Mitsubishi UFJ Trust & Banking NY	1.377%	7/5/17	1,000,000	1,000,000	(a)
Mizuho Bank Ltd.	1.372%	5/17/17	1,000,000	1,000,000	(a)
Mizuho Bank Ltd.	1.381%	7/13/17	1,000,000	1,000,043	(a)
Norinchukin Bank	1.400%	6/9/17	1,000,000	1,000,535
Rabobank Nederland NY	1.279%	4/20/17	2,000,000	2,000,000	(a)
Royal Bank of Canada	1.151%	6/12/17	2,500,000	2,500,000	(a)
Royal Bank of Canada	1.217%	8/4/17	1,000,000	1,000,000	(a)
Skandinaviska Enskilda Banken AB	1.435%	5/2/17	850,000	850,455	(a)
Standard Chartered Bank	1.392%	7/10/17	2,000,000	2,000,000	(a)
Standard Chartered Bank NY	1.400%	6/2/17	1,000,000	1,000,122
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.680%	3/7/17	1,000,000	1,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.357%	7/6/17	1,000,000	1,000,000	(a)
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.697%	9/27/17	1,250,000	1,251,710	(a)
Svenska Handelsbanken NY	1.179%	8/18/17	1,500,000	1,500,000	(a)
Toronto Dominion Bank NY	1.080%	3/15/17	1,000,000	1,000,000
Toronto Dominion Bank NY	1.150%	4/13/17	800,000	800,038
Toronto Dominion Bank NY	1.140%	4/18/17	600,000	600,064
Toronto Dominion Bank NY	1.534%	8/11/17	1,220,000	1,220,695	(a)
UBS AG Stamford Branch	1.211%	8/29/17	1,000,000	1,000,000	(a)
Wells Fargo Bank N.A.	1.248%	4/26/17	2,000,000	2,000,000	(a)
Total Certificates of Deposit				54,923,886

See Notes to Financial Statements.

4	Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report

Western Asset Prime Obligations Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — 38.7%
ABN AMRO Funding USA LLC	0.670%	3/1/17	$1,450,000	$1,450,000	(b)(c)
ABN AMRO Funding USA LLC	1.268%	4/3/17	1,000,000	998,845	(b)(c)
ASB Finance Ltd.	1.212%	7/17/17	2,000,000	2,000,000	(a)(c)
Bank of Nova Scotia	1.201%	7/13/17	1,250,000	1,250,000	(a)(c)
Bank of Nova Scotia	1.484%	11/7/17	1,000,000	1,000,590	(a)(c)
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.720%	3/2/17	751,000	750,985	(b)
BNP Paribas Fortis SA	1.053%	5/17/17	1,400,000	1,396,856	(b)
Canadian Imperial Bank of Commerce	1.162%	7/10/17	1,000,000	1,000,000	(a)(c)
Credit Suisse NY	1.309%	4/3/17	2,000,000	1,997,617	(b)
Danske Corp.	1.329%	8/14/17	1,000,000	993,913	(b)(c)
DBS Bank Ltd.	0.851%	3/20/17	2,500,000	2,498,878	(b)(c)
DBS Bank Ltd.	1.013%	5/8/17	1,000,000	998,092	(b)(c)
DBS Bank Ltd.	1.012%	5/12/17	1,000,000	997,980	(b)(c)
DnB NOR Bank ASA	1.003%	3/9/17	800,000	799,822	(b)(c)
DnB NOR Bank ASA	0.791%	3/14/17	1,300,000	1,299,629	(b)(c)
General Electric Co.	0.550%	3/1/17	3,000,000	3,000,000	(b)
HSBC USA Inc.	1.259%	5/2/17	1,000,000	1,000,000	(a)(c)
ING U.S. Funding LLC	1.350%	5/3/17	2,000,000	2,000,000	(a)
ING U.S. Funding LLC	1.231%	6/12/17	2,000,000	2,000,000	(a)
ING U.S. Funding LLC	1.222%	7/10/17	1,000,000	1,000,263	(a)
JPMorgan Securities LLC	1.228%	4/26/17	3,500,000	3,500,216	(a)
Landesbank Hessen-Thuringen	1.083%	4/5/17	1,000,000	998,950	(b)(c)
Landesbank Hessen-Thuringen	1.258%	8/8/17	1,000,000	994,444	(b)(c)
Mitsubishi UFJ Trust & Banking NY	1.103%	4/21/17	1,000,000	998,442	(b)(c)
Novartis Finance Corp.	0.580%	3/1/17	5,000,000	5,000,000	(b)(c)
NRW Bank	1.053%	3/28/17	3,000,000	2,997,638	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.871%	3/16/17	1,500,000	1,499,456	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	1.159%	7/24/17	1,500,000	1,500,000	(a)
Societe Generale	0.520-0.670%	3/1/17	5,000,000	5,000,000	(b)(c)
Sumitomo Mitsui Banking Corp.	0.680%	3/1/17	1,000,000	1,000,000	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.359%	7/21/17	1,045,000	1,039,435	(b)(c)
Swedbank AB	1.013%	6/13/17	3,000,000	2,991,247	(b)
Toyota Motor Credit Corp.	1.308%	7/21/17	2,000,000	2,000,000	(a)
United Overseas Bank Ltd.	0.710%	3/7/17	3,250,000	3,249,615	(b)(c)
United Overseas Bank Ltd.	1.012%	5/3/17	1,000,000	998,233	(b)(c)
United Overseas Bank Ltd.	1.023%	5/5/17	1,050,000	1,048,066	(b)(c)
Westpac Banking Corp.	1.178%	4/27/17	1,000,000	1,000,003	(a)(c)
Total Commercial Paper				64,249,215

See Notes to Financial Statements.

Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

February 28, 2017

Western Asset Prime Obligations Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — 28.3%
Bank of New York	0.500%	3/1/17	$5,000,000	$5,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.570%	3/1/17	1,000,000	1,000,000
BNP Paribas NY Branch	0.550%	3/1/17	3,000,000	3,000,000
CIBC World Markets Corp.	0.590%	3/1/17	5,500,000	5,500,000
Credit Agricole CIB	0.570%	3/1/17	7,108,000	7,108,000
DNB Bank ASA	0.570%	3/1/17	1,500,000	1,500,000
National Bank of Canada	0.550%	3/1/17	5,000,000	5,000,000
Natixis	0.570%	3/1/17	6,500,000	6,500,000
Nordea Bank AB	0.560%	3/1/17	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB	0.570%	3/1/17	5,000,000	5,000,000
Swedbank AB	0.570%	3/1/17	2,500,000	2,500,000
Total Time Deposits				47,108,000
Total Investments — 100.1% (Cost — $166,281,101#)				166,281,101
Liabilities in Excess of Other Assets — (0.1)%				(163,332)
Total Net Assets — 100.0%				$166,117,769

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6	Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2017

Assets:
Investments, at value	$166,281,101
Cash	163
Deferred offering costs	104,758
Interest receivable	85,902
Prepaid expenses	2,439
Total Assets	166,474,363

Liabilities:
Payable for offering and organization costs	209,792
Distributions payable	56,970
Investment management fee payable	23,778
Service and/or distribution fees payable	12,951
Trustees’ fees payable	85
Accrued expenses	53,018
Total Liabilities	356,594
Total Net Assets	$166,117,769

Net Assets:
Par value (Note 4)	$1,661
Paid-in capital in excess of par value	166,115,839
Undistributed net investment income	140
Accumulated net realized gain on investments	129
Total Net Assets	$166,117,769

Shares Outstanding:
Class A	166,117,500

Net Asset Value:
Class A	$1.00

See Notes to Financial Statements.

Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report	7

Statement of operations (unaudited)

For the Period Ended February 28, 2017†

Investment Income:
Interest	$535,558

Expenses:
Investment management fee (Note 2)	309,287
Offering costs (Note 1)	86,538
Service and/or distribution fees (Note 2)	68,730
Organization costs (Note 1)	25,000
Shareholder reports	18,773
Custody fees	13,270
Legal fees	11,304
Fund accounting fees	10,736
Audit and tax fees	7,238
Trustees’ fees	1,500
Transfer agent fees	1,045
Registration fees	762
Miscellaneous expenses	2,722
Total Expenses	556,905
Less: Fee waivers and/or expense reimbursements (Note 2)	(247,303)
Net Expenses	309,602
Net Investment Income	225,956
Net Realized Gain From Investment Transactions	129
Increase in Net Assets From Operations	$226,085

†	For the period September 29, 2016 (inception date) to February 28, 2017.

See Notes to Financial Statements.

8	Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report

Statement of changes in net assets

For the Period Ended February 28, 2017 (unaudited)	2017†

Operations:
Net investment income	$225,956
Net realized gain	129
Increase in Net Assets From Operations	226,085

Distributions to Shareholders From (Note 1):
Net investment income	(225,816)
Decrease in Net Assets From Distributions to Shareholders	(225,816)

Fund Share Transactions (Note 4):
Net proceeds from sale of shares	334,243,000
Cost of shares repurchased	(168,125,500)
Increase in Net Assets From Fund Share Transactions	166,117,500
Increase in Net Assets	166,117,769

Net Assets:
Beginning of period	—
End of period*	$166,117,769
*Includes undistributed net investment income of:	$140

†	For the period September 29, 2016 (inception date) to February 28, 2017.

See Notes to Financial Statements.

Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2017[2]

Net asset value, beginning of period	$1.000

Income from operations:
Net investment income	0.001
Net realized gain	0.000 [7]
Total income from operations	0.001

Less distributions from:
Net investment income	(0.001)
Total distributions	(0.001)

Net asset value, end of period	$1.000
Total return[3]	0.14%

Net assets, end of period (000s)	$166,118

Ratios to average net assets:
Gross expenses[4]	0.81%
Net expenses[4,5,6]	0.45
Net investment income[4]	0.33

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period September 29, 2016 (inception date) to February 28, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Additional amounts may be voluntarily waved and/or reimbursed from time to time.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Amount represents less than $0.0005 per share.

See Notes to Financial Statements.

10	Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Prime Obligations Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Effective October 14, 2016, the Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$166,281,101	—	$166,281,101

†	See Schedule of Investments for additional detailed categorizations.

(b) Organization costs. Organization costs associated with the establishment of the Fund are charged to expense as they are incurred.

(c) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

12	Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/ or reimbursed from time to time.

During the period ended February 28, 2017, fees waived and/or expenses reimbursed amounted to $247,303.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate not to exceed 0.10% of the class’ average daily net assets. Service and/or distribution fees are accrued daily and paid monthly. For the period ended February 28, 2017, the service and/or distribution fees paid amounted to $68,730 of which $33,468 was voluntarily waived. Such waiver is voluntary and may be reduced or terminated at any time.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the period ended February 28, 2017, the Fund did not invest in derivative instruments.

4. Shares of beneficial interest

At February 28, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of the Fund were as follows:

Period Ended† February 28, 2017
Class A
Shares sold	334,243,000
Shares repurchased	(168,125,500)
Net increase	166,117,500

†	For the period September 29, 2016 (inception date) to February 28, 2017.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold and shares repurchased, is equal to the dollar amount shown in the Statement of Changes in Net Assets for the corresponding fund share transactions.

5. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

14	Western Asset Prime Obligations Money Market Fund 2017 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 7-8, 2016, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Prime Obligations Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. Throughout the prior year the Board had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

Western Asset Prime Obligations Money Market Fund	15

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services provided under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

16	Western Asset Prime Obligations Money Market Fund

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also periodically reported to the Board on, among other things, its business plans and any organizational changes.

The Board noted that the Fund had commenced operations within the current fiscal quarter and thus did not yet have any performance history. In addition, the Trustees noted that, in the future, they would receive and discuss with management performance information for the Fund and for a group of comparable funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expected expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge. The Board noted that, because the Fund had only recently commenced operations, no meaningful information was yet available with respect to the actual management fees paid by the Fund and the total annual expenses of the Fund. The Board reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee expected to be retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Western Asset Prime Obligations Money Market Fund	17

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The information comparing the Fund’s Contractual Management Fee to its expense group, consisting of a group of retail no-load funds (including the Fund) classified as money market instrument funds and chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was approximately equivalent to the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2018.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board considered that, since the Fund had only recently commenced operations, information relating to the profitability of the Manager and its affiliates in providing services to the Fund was not yet available. The Board noted, however, that it would have opportunities to review such information in the future, including as a part of its annual consideration of the advisory and sub-advisory agreements for the various funds in the Legg Mason fund complex. The Board also noted that it had previously considered profitability information with respect to the Legg Mason fund complex as a whole, which included an analysis of the profitability of the Manager and its affiliates.

Economies of scale

The Board received and discussed information concerning whether the Manager would realize economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Board noted the size of the Fund.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

18	Western Asset Prime Obligations Money Market Fund

Western Asset

Prime Obligations Money Market Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Prime Obligations Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Prime Obligations Money Market Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Prime Obligations Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end fund managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX357138 4/17 SR17-3035

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 21, 2017